Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic [Abstract]
Net income attributable to U.S. Cellular shareholders	$ 127	$ 150	$ 12
Weighted average number of shares used in basic earnings per share (in shares)	86	86	85
Effects of dilutive securities (in shares)	2	1	1
Weighted average number of shares used in diluted earnings per share (in shares)	88	87	86
Basic earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.47	$ 1.75	$ 0.14
Diluted earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.44	$ 1.72	$ 0.14